SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2019	Jul. 17, 2015
Disclosure of transactions between related parties [line items]
Shares based compensation recognized expense		$ 2,317,995
Shares based compensation unrecognized compensation		$ 2,148,357
Dr. Averback [Member]
Disclosure of transactions between related parties [line items]
Restricted shares granted	3,000,000
Restricted shares granted monthly	250,000
Total rerestricted shares granted			21,000,000
Fair value per share			$ 1.36